Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

New RSU Grants

During the first quarter of 2022, the Company granted 38,566 RSUs to certain employees subject to service condition. The service condition requires the participant’s continued employment with the Company through the applicable vesting date.